Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Unconsolidated Segment Results to Consolidated Statement of Operations

Segment results are reconciled to the statements of operations in the tables below:

	Year ended December 31, 2013
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$47,281	3,452	50,733
Interest and similar income, net	28,590	1,074	29,664
Change in fair value of assets and liabilities	(78,973)	—	(78,973)
Realized investment gains, net	796	33	829
Fee, commission, and other revenue	2,795	—	2,795

Total revenue	489	4,559	5,048

Benefits and expenses:
Net benefits	(42,034)	3,931	(38,103)
General and administrative expenses and commissions	31,486	924	32,410
Change in deferred acquisition costs, net	(6,440)	277	(6,163)

Total benefits and expenses	(16,988)	5,132	(11,856)

Pretax income (loss)	$17,477	(573)	16,904

	Year ended December 31, 2012
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$36,997	3,195	40,192
Interest and similar income, net	29,905	945	30,850
Change in fair value of assets and liabilities	(14,676)	—	(14,676)
Realized investment gains, net	14,170	332	14,502
Fee, commission, and other revenue	2,385	—	2,385

Total revenue	68,781	4,472	73,253

Benefits and expenses:
Net benefits	20,914	2,656	23,570
General and administrative expenses and commissions	32,277	550	32,827
Change in deferred acquisition costs, net	4,657	(227)	4,430

Total benefits and expenses	57,848	2,979	60,827

Pretax income	$10,933	1,493	12,426

	Year ended December 31, 2011
	Individual
	annuities	Other	Total
Revenue:
Net premiums and policy fees	$27,631	3,260	30,891
Interest and similar income, net	31,778	806	32,584
Change in fair value of assets and liabilities	(8,116)	—	(8,116)
Realized investment gains, net	1,582	23	1,605
Fee, commission, and other revenue	1,822	43	1,865

Total revenue	54,697	4,132	58,829

Benefits and expenses:
Net benefits	82,338	1,840	84,178
General and administrative expenses and commissions	38,003	1,959	39,962
Change in deferred acquisition costs, net	(39,670)	245	(39,425)

Total benefits and expenses	80,671	4,044	84,715

Pretax (loss) income	$(25,974)	88	(25,886)